Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	8.00%
Short-term loans from financial institutions	$ 317,684		$ 213,417
Debentures	91,122	[1]	867,287	[2]
Loans from financial institutions (including financing lease)	627,150		1,991,491
Total	718,272		2,858,778
In Other Currencies [Member]
Disclosure of detailed information about borrowings [line items]
Short-term loans from financial institutions			4,999
Debentures	91,122		63,235
Loans from financial institutions (including financing lease)			17,948
In Other Currencies [Member] | Weighted average [member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.80%
In Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Short-term loans from financial institutions			208,418
Debentures			804,052
Loans from financial institutions (including financing lease)	$ 99,964		1,467,369
In Dollars [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	7.90%
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Loans from financial institutions (including financing lease)	$ 527,186		416,710
In Shekels [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.80%
In Quetzales [Member]
Disclosure of detailed information about borrowings [line items]
Loans from financial institutions (including financing lease)			$ 89,464

[1]	Includes current portion of long-term liabilities.
[2]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.